Goodwill and Intangible Assets - Summary of identifiable intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 61,781	$ 60,781
Accumulated amortization	31,359	28,328
Intangibles, net	30,422	32,453
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,630	32,630
Accumulated amortization	19,402	17,770
Intangibles, net	13,228	14,860
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,940	21,940
Accumulated amortization	10,266	9,143
Intangibles, net	12,674	12,797
Acquired licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,711	5,711
Accumulated amortization	1,191	915
Intangibles, net	4,520	4,796
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	500	500
Accumulated amortization	500	500
Intangibles, net	$ 0	$ 0